Securities	12 Months Ended
Dec. 31, 2021
Securities
Securities
12	Securities
a.	Breakdown of securities:

	12/31/2021	12/31/2020	12/31/2019
Fair value through other comprehensive income - FVOCI
Financial Treasury Letters (LFT)	6,201,734	2,675,250	312,288
Debentures	440,093	98,303	—
Certificates of real estate receivables	307,667	197,703	116,099
Real Estate Credit Letters (LCI)	—	3,656	—
Agribusiness Credit Letters (LCA)	—	1,573	—
Investment fund quotas	13,719	268,055	—
Financial Letters	56,439	109,173	—
Bank Deposits Certificates	—	10,609	—
Certificate of Agribusiness Receivables	—	8,289	—
National Treasury Bonds (NTN)	3,675,236	1,919,303	—
National Finacial Treasury Letters (LTN)	412,963	—	—
Commercial Promissory Note	30,087	—	—
Subtotal	11,137,938	5,291,914	428,387

Amortized cost
Debentures	185,571	297,881	260,344
Financial Letters	11,676	18,348	—
National Treasury Bonds (NTN)	606,260	—	—
Rural Product Bill	28,075	—	—
Certificates of Real Estate Receivables	11,353	—	—
Expected loss	(1,602)	(759)	—
Subtotal	841,333	315,470	260,344

Fair value through profit or loss - FVTPL
Investment fund quotas	298,991	182,209	449,638
Certificates of real estate receivables	41,579	3,061	3,839
Certificate of Agribusiness Receivables	10,648	265	781
Debentures	273,716	19,703	5,667
Financial Treasury Letters (LFT)	65,729	—	629
Bank Deposit Certificates	25,092	—	5,076
Agribusiness Credit Letters (LCA)	14,552	—	593
Real Estate Credit Letters (LCI)	7,322	—	140
National Treasury Bonds (NTN)	403	—	—
Financial Letters	40,384	—	—
Subtotal	778,417	205,238	466,363

Total	12,757,687	5,812,622	1,155,094

b.	Income from securities

	2021	2020	2019
Interest income - FVOCI	741,104	42,442	48,399
Fair value gains / losses realized - FVOCI	(80,519)	(49,552)	831
Interest income - Amortized cost	143,783	17,149	2,866
Fair value changes, net - FVTPL	(58,754)	2,021	10,422
Total	745,613	12,060	62,518

c.	Breakdown of the carrying amount of securities by maturity

12/31/2021
	Up to 3	From to 3 to	1 year to 3	From 3 to 5	Above 5	Accounting
	months	12 months	years	years	years	balance
Securities - FVOCI
Financial Treasury Letters (LFT)	70,669	129,144	781,179	1,400,473	3,820,269	6,201,734
Debentures	—	2,591	78,600	172,128	186,774	440,093
Certificates of real estate receivables	—	—	49,524	50,293	207,850	307,667
Investment fund quotas	13,719	—	—	—	—	13,719
Financial Letters	—	—	13,089	14,686	28,664	56,439
Certificate of Agribusiness Receivables	—	—	—	—	—	—
National Treasury Bonds (NTN)	—	—	—	150,298	3,524,938	3,675,236
Letters National Treasury Bills (LTN)	—	—	101,491	311,472	—	412,963
Real Estate Credit Letters (LCI)	—	—	—	—	—	—
Bank Deposits Certificates	—	—	—	—	—	—
Agribusiness Credit Letters (LCA)	—	—	—	—	—	—
Commercial Promisory Notes	—	—	—	30,087	—	30,087

Securities - Amortized cost
Debentures	—	35,186	124,940	24,989	—	185,115
Financial Letters	—	11,669	—	—	—	11,676
National Treasury Bonds (NTN)	—	—	—	—	605,120	605,120
Certificates of Real Estate Receivables	11,353	—	—	—	—	11,353
Rural Product Bill	—	13,016	15,059	—	—	28,075

Securities - FVTPL
Investment fund quotas	298,992	—	—	—	—	298,991
Certificates of real estate receivables	7,694	2,311	13,683	7,310	10,581	41,579
Shares in publicly listed companies	—	—	—	—	—	—
Debentures	16,690	103	42,542	127,525	86,856	273,716
Financial Treasury Letters (LFT)	22,752	—	18,127	14,782	10,068	65,729
National Financial Treasury Letters (LTN)	403	—	—	—	—	403
Letters National Treasury Bills (LTN)	—	—	—	—	—	—
Financial Letters	—	1,146	31,224	3,248	4,766	40,384
Bank deposit certificates	265	7,860	14,260	1,507	1,200	25,092
Certificates of Agricultural Receivables	10,648	—	—	—	—	10,648
Agricultural Credit Letters (LCA)	14,552	—	—	—	—	14,552
Real estate letters of credit (LCI)	6,772	353	197	—	—	7,322
Total securities	474,509	203,379	1,283,915	2,308,798	8,487,086	12,757,687

	12/31/2020
	Up to 3	From to 3	1 year to 3	From 3 to 5	Above 5	Accounting
	months	to 12 months	years	years	years	balance
Securities - FVOCI
Financial Treasury Letters (LFT)	—	36,186	1,277,359	145,314	1,215,632	2,674,491
Debentures	—	5	6,365	61,162	30,771	98,303
Certificates of real estate receivables	—	38,893	3,721	132,333	22,756	197,703
Real Estate Credit Letters (LCI)	2,646	382	628	—	—	3,656
Agribusiness Credit Letters (LCA)	1	14	893	387	278	1,573
Investment fund quotas	10,615	42,114	21,502	—	193,824	268,055
Financial Letters	—	—	—	16,937	92,236	109,173
Bank Deposits Certificates	1,456	1,585	3,550	577	3,441	10,609
Certificate of Agribusiness Receivables	—	3,273	3,143	1,319	554	8,289
National Treasury Bonds (NTN)	—	—	0	474	1,918,829	1,919,303

Securities - Amortized cost
Debentures	—	30,458	193,533	73,890	—	297,881
Financial Letters	—	7,207	11,141	—	—	18,348
Securities - FVTPL
Investment fund quotas	182,209	—	—	—	—	182,209
Certificates of real estate receivables	—	983	778	1,300	—	3,061
Certificate of Agribusiness Receivables	—	—	83	—	182	265
Debentures	—	256	1,306	2,963	15,178	19,703
Financial Treasury Letters (LFT)	—	—	—	—	—	—
Bank Deposit Certificates	—	—	—	—	—	—
Agribusiness Credit Letters (LCA)	—	—	—	—	—	—
Real Estate Credit Letters (LCI)	—	—	—	—	—	—
Total securities	196,927	161,356	1,524,002	436,656	3,493,681	5,812,622

12/31/2019
Up to 3	From to 3 to	1 year to	From 3 to 5	Above	Accounting
	months	12 months	3 years	years	5 years	balance
Securities - FVOCI
Financial Treasury Letters (LFT)	—	52,140	189,967	70,191	—	312,288
Certificates of real estate receivables	—	264	—	98,716	17,119	116,099

Securities - Amortized cost
Debentures	—	11,740	88,195	160,409	—	260,344
Securities - FVTPL
Investment fund quotas	433,980	—	15,658	—	—	449,638
Financial Treasury Letters (LFT)	629	—	—	—	—	629
Real Estate Credit Letters (LCI)	140	—	—	—	—	140
Certificates of real estate receivables	3,839	—	—	—	—	3,839
Certificate of Agribusiness Receivables	781	—	—	—	—	781
Bank Deposit Certificates	4,371	—	—	—	—	4,371
Debentures	6,372	—	—	—	—	6,372
Agribusiness Credit Letters (LCA)	593	—	—	—	—	593
Total securities	450,705	64,144	293,820	329,316	17,119	1,155,094